Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005562 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000005562 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000005562 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000005562 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005562 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005562 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005562 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005562 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000005562 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000005562 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005562 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005562 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005562 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005562 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005562 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005562 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005562 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000117196 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000117196 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000117196 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000117196 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117196 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000117196 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117196 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117196 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000117196 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000117196 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000117196 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000117196 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117196 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000117196 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117196 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000117196 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117196 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000177206 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000177206 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000177206 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000177206 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177206 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177206 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177206 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000177206 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000177206 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000177206 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000177206 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000177206 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177206 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000177206 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177206 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177206 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177206 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	18.90%